Note 6 - Warrant Liabilities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 6.  WARRANT LIABILITIES

The Company had outstanding warrants to purchase 2.0 million shares of common stock that were classified as liabilities on the balance sheet as of December 31, 2011 and 2010.  The fair value of the warrants classified as liabilities was $0.5 million and $0.7 million on December 31, 2011 and 2010, respectively.

In May 2011, the Company issued 0.3 million shares of common stock pursuant to the exercise of a warrant.  The Company recorded a loss of $0.1 million related to the revaluation of the warrant liability on the date of exercise and extinguished $0.3 million of liabilities related to the potential redemption of these warrants.  In May 2010, the Company issued 1.3 million shares of common stock pursuant to the exercise of a Series A warrant.  The Company recorded a loss of $0.6 million related to the revaluation of the warrant liability on the date of exercise and extinguished $0.9 million of liabilities related to the potential redemption of these warrants.  The warrant liability was reduced by $1.5 million upon the exercise of the Series A warrants.

During the twelve months ended December 31, 2011 and 2010, the Company recognized a loss of $0.1 million and $0.1 million, respectively, related to the revaluation of the warrant liabilities.  The following table summarizes the fair value of warrants classified as liabilities and outstanding as of December 31, 2011 and 2010 and the changes in the valuation in the twelve month periods then ended:

($ in thousands)	Fair value Value at January 1,	Reduction of liability due to redemption or exercise	Net change in fair value of liabilities	Fair Value at December 31,
2011
Warrants classified as liabilities	$713	$(252)	$41	$502

2010
Warrants classified as liabilities	$2,146	(1,489)	56	$713

All warrants that were classified as liabilities as of December 30, 2011 and December 31, 2010 were issued to various investors pursuant to the October 2009 private placement.  The warrants issued were Series A and Series B Warrants as discussed in Note 5.  The Company classified these warrants as liabilities based on certain cash settlement provisions available to the warrant holders upon certain reorganization events in the equity structure, including mergers.  Specifically, in the event the Company is acquired in an all cash transaction, a transaction whereby it ceases to be a publicly held entity under Rule 13e-3 of the Securities Exchange Act of 1934, or a reorganization involving an entity not traded on a national securities exchange, the warrant holders may elect to receive an amount of cash equal to the value of the warrants as determined in accordance with the Black-Scholes-Merton option pricing model with certain defined assumptions.  At any time when the resale of the warrant shares is not covered by an effective registration statement under the Securities Act of 1933, the warrant holders can elect a cashless exercise of all or any portion of shares outstanding under a warrant, in which case they would receive a number of shares with a value equal to the intrinsic value on the date of exercise of the portion of the warrant being exercised.  Additionally, warrant holders have certain registration rights and the Company would be obligated to make penalty payments to them under certain circumstances if we were unable to maintain effective registration of the shares underlying the warrants with the SEC.

Assumptions. The following table summarizes the assumptions used in applying the Black-Scholes-Merton option pricing model to determine the fair value of the liability related to warrants outstanding during the twelve months ended December 31, 2011 and 2010, respectively:

	Twelve Months Ended December 31,
	2011	2010
Warrant liabilities
Risk-free interest rate	.83 – 2.24%	1.91 - 3.28%
Expected life (in years)	4.77 – 5.5	5.77 - 6.52
Volatility	0.98 – 1.04	0.92 - 0.99
Dividend Yield	0%	0%

For additional details on the change in value of these liabilities, see Note 8.  Changes in the market price of the common stock or volatility would result in a change in the value of the warrants and impact the statement of operations. For example, a 10% increase in the market price of the common stock would cause the fair value of the warrants and the warrant liability to increase by approximately 10%.